Other Non-Financial Liabilities	12 Months Ended
Dec. 31, 2025
Other Non-Financial Liabilities [Abstract]
Other Non-Financial Liabilities	Other Non-Financial Liabilities

(in millions €)	December 31, 2025	December 31, 2024
Liabilities to employees	128.9	99.8
Government and similar grants	108.8	85.2
Liabilities from share-based payment arrangements	47.3	26.6
Liabilities from wage taxes and social securities expenses	39.6	22.7
Other	17.3	22.6
Total	341.9	256.9
Total current	237.7	169.4
Total non-current	104.2	87.5
Other non-financial liabilities of €108.8 million as of December 31, 2025 are related to funds received. The received funds for which no related expense has been recognized during the year ended December 31, 2025, were deferred and recognized in the other non-financial liabilities. The government grants and similar grants are mainly related to assets such as buildings and equipment. The funding will be recognized in profit or loss within other operating income over the respective useful life of the underlying assets, see Note 2.3.10. The grants are subject to conditions such as incurring eligible expenses.
Other non-financial Liabilities from share-based payment arrangements include a liability amounting to €15.0 million relating to share-based payment programs that were issued by CureVac to its employees prior to the acquisition date. The cash settlement took place in January 2026.